Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue, net	$ 4,310,864	$ 3,873,163	$ 9,700,094	$ 8,885,185	$ 21,858,864	$ 20,583,851
Cost of revenue	2,398,959	1,300,212	4,125,158	3,259,234	7,271,512	7,825,768
Total gross profit	1,911,905	2,572,951	5,574,936	5,625,951	14,587,352	12,758,083
Operating expenses:
Royalties	138,695	223,150	364,015	553,038	706,214	709,640
Salaries, wages and benefits	1,006,210	1,117,287	2,953,026	2,958,881	9,314,415	9,681,323
Selling, general and administrative	2,637,026	2,017,556	5,362,145	3,842,758	6,669,684	11,027,332
Total operating expenses	3,781,931	3,357,993	8,679,186	7,354,677	16,690,313	21,418,295
Loss from operations	(1,870,026)	(785,042)	(3,104,250)	(1,728,726)	(2,102,961)	(8,660,212)
Other (expenses) income:
Interest income	64,830	36,621	119,426	67,208	106,400	108,011
Interest expense	(1,516,874)	(820,908)	(3,007,568)	(1,205,762)	(6,932,618)	(1,730,908)
Gain on fair value adjustment					142,319
Loss on extinguishment of debt					(270,594)
Gain on investment				(3,912)	262,035
Other income	600		600
Total other expense	(1,451,444)	(784,287)	(2,887,542)	(1,142,466)	(6,692,458)	(1,622,897)
Loss from operations before provision for income taxes	(3,321,470)	(1,569,329)	(5,991,792)	(2,871,192)	(8,795,419)	(10,283,109)
Provision for income taxes
Net loss	$ (3,321,470)	$ (1,569,329)	$ (5,991,792)	$ (2,871,192)	$ (8,795,419)	$ (10,283,109)
Net loss per common share Series A - basic					$ (37.80)	$ (42,867.72)
Net loss per common share Series A - diluted					$ (37.80)	$ (42,867.72)
Weighted average shares outstanding Series A - basic					232,695	240
Weighted average shares outstanding Series A - diluted					232,695	240
Common Class A [Member]
Other (expenses) income:
Net loss per common share Series A - basic	$ (4.63)	$ (6.80)	$ (9.31)	$ (11.53)
Net loss per common share Series A - diluted	$ (4.63)	$ (6.80)	$ (9.31)	$ (11.53)
Weighted average shares outstanding Series A - basic	717,928	230,765	643,657	248,980
Weighted average shares outstanding Series A - diluted	717,928	230,765	643,657	248,980
Common Class B [Member]
Other (expenses) income:
Net loss per common share Series A - basic	$ (19.69)	$ (45.70)	$ (59.02)	$ (83.62)
Net loss per common share Series A - diluted	$ (19.69)	$ (45.70)	$ (59.02)	$ (83.62)
Weighted average shares outstanding Series A - basic	168,708	34,337	101,523	34,337
Weighted average shares outstanding Series A - diluted	168,708	34,337	101,523	34,337